Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, at cost	¥ 12,181	$ 1,668	¥ 11,452
Less: accumulated depreciation	(10,200)	(1,397)	(9,259)
Property and equipment, net	1,981	271	2,193
Computer and transmission equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, at cost	9,839	1,347	9,521
Furniture, fixtures and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, at cost	¥ 2,342	$ 321	¥ 1,931